                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   March 31, 2003


Check here if Amendment [ ]; Amendment Number:
         This Amendment (Check only one.): [ ] is a restatement.
                                           [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Undiscovered Managers, LLC
Address: 700 North Pearl Street
         Dallas, TX  75201


Form 13F File Number:   028-05867

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:             Tricia Duncan
Title:            Vice President
Phone:            214-999-7209


Signature, Place, and Date of Signing:


/s/ TRICIA DUNCAN                       Dallas, TX               April 17, 2003
---------------------------        ----------------------        --------------
              [Signature]               [City, State]                  [Date]


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Name                                                 13F File Number
--------------------------------------------------------------------
Bay Isle Financial Corporation                       028-05490
Fuller & Thaler Asset Management, Inc.               028-04007
J.L. Kaplan Associates, LLC                          028-03472
Kestrel Investment Management Corporation            028-04060
Mazama Capital Management, Inc.                      028-05179


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.